Restructuring - Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014	Feb. 26, 2017	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Restructuring Reserve [Roll Forward]
Restructuring Reserve, beginning balance	$ 21,738	$ 63,363	$ 0
Current portion				$ 2,243	$ 4,878	$ 20,141	$ 57,817
Charges	2,274	18,062	129,425
Long-term portion					0	1,597	5,546
Adjustments	(1,789)	(4,649)	(4,347)
Total	21,738	63,363	0		4,878	21,738	63,363
Payments	(17,775)	(50,124)	(58,504)
Foreign Currency Fluctuation	430	(4,914)	(3,211)
Restructuring Reserve, ending balance	4,878	21,738	63,363
Employee Severance [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, beginning balance	20,774	56,963	0
Charges	1,963	14,819	104,398
Adjustments	(1,789)	(4,182)	(5,697)
Total	20,774	56,963	0		4,878	20,774	56,963
Payments	(16,500)	(41,907)	(38,527)
Foreign Currency Fluctuation	430	(4,919)	(3,211)
Restructuring Reserve, ending balance	4,878	20,774	56,963
Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, beginning balance	964	6,400	0
Charges	311	3,243	25,027
Adjustments	0	(467)	1,350
Total	964	6,400	0		$ 0	$ 964	$ 6,400
Payments	(1,275)	(8,217)	(19,977)
Foreign Currency Fluctuation	0	5	0
Restructuring Reserve, ending balance	$ 0	$ 964	$ 6,400